UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par ($)(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 93.8%
BASIC MATERIALS — 8.6%
Chemicals — 2.2%
CPG International I, Inc.
	10.500% 07/01/13	210,000	142,800
EquiStar Chemicals LP
	7.550% 02/15/26	250,000	150,000
MacDermid, Inc.
	9.500% 04/15/17(b)	720,000	604,800
Millennium America, Inc.
	7.625% 11/15/26	205,000	82,000
Mosaic Co.
	7.375% 12/01/14(b)	645,000	667,748
	7.625% 12/01/16(b)(c)	775,000	791,838
NOVA Chemicals Corp.
	5.953% 11/15/13(c)	525,000	435,750
Phibro Animal Health Corp.
	10.000% 08/01/13(b)	910,000	873,600
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12(d)	1,505,000	496,650
Chemicals Total			4,245,186
Forest Products & Paper — 5.0%
Bowater, Inc.
	9.375% 12/15/21	1,935,000	662,737
	9.500% 10/15/12	10,000	3,850
Domtar Corp.
	7.875% 10/15/11	1,115,000	1,109,425
Georgia-Pacific Corp.
	7.000% 01/15/15(b)	1,735,000	1,578,850
	7.250% 06/01/28	130,000	102,700
	7.375% 12/01/25	155,000	125,163
	7.750% 11/15/29	280,000	231,000
	8.000% 01/15/24	2,106,000	1,853,280
	8.875% 05/15/31	335,000	291,450
Glatfelter
	7.125% 05/01/16	320,000	308,800
NewPage Corp.
	10.000% 05/01/12	695,000	622,025
Norske Skog
	7.375% 03/01/14	145,000	98,600
	8.625% 06/15/11	1,245,000	983,550

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — (continued)
Smurfit Capital Funding PLC
	7.500% 11/20/25	1,873,000	1,554,590
Forest Products & Paper Total			9,526,020
Iron/Steel — 0.6%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	281,408
Allegheny Technologies, Inc.
	8.375% 12/15/11	690,000	733,397
UCAR Finance, Inc.
	10.250% 02/15/12	11,000	11,330
Iron/Steel Total			1,026,135
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15	465,000	456,863
	8.375% 04/01/17	1,125,000	1,108,125
Metals & Mining Total			1,564,988
BASIC MATERIALS TOTAL			16,362,329
COMMUNICATIONS — 14.7%
Advertising — 0.5%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	385,000	319,550
	7.250% 08/15/11	650,000	617,500
Advertising Total			937,050
Media — 6.2%
CanWest Media, Inc.
	8.000% 09/15/12	541,110	451,827
CanWest MediaWorks LP
	9.250% 08/01/15(b)	710,000	511,200
CSC Holdings, Inc.
	8.500% 06/15/15(b)	300,000	278,625
CW Media Holdings, Inc.
	PIK,
	13.500% 08/15/15(b)	285,000	256,500
Houghton Mifflin Co.
	7.200% 03/15/11	325,000	318,500
ION Media Networks, Inc.
	8.003% 01/15/12(b)(c)	505,000	383,800
	PIK,
	9.041% 01/15/13(b)(c)	385,777	208,319

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Lamar Media Corp.
	7.250% 01/01/13		3,325,000	3,009,125
LBI Media, Inc.
	8.500% 08/01/17(b)		680,000	448,800
Morris Publishing Group LLC
	7.000% 08/01/13		1,465,000	351,600
Nielsen Finance LLC
	4.803% 08/09/13(c)(e)		1,732,879	1,491,143
Quebecor Media, Inc.
	7.750% 03/15/16		2,160,000	1,890,000
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	365,000	359,866
Sun Media Corp.
	7.625% 02/15/13		275,000	253,000
Videotron Ltee
	6.375% 12/15/15		1,475,000	1,298,000
	6.875% 01/15/14		325,000	307,125
Ziff Davis Media, Inc.
	9.150% 05/01/12(c)(f)(g)		280,000	17,500
	13.500% 07/15/11(c)(g)		70,710	60,103
Media Total				11,895,033
Telecommunication Services — 8.0%
Alltel Communications, Inc.
	4.997% 05/16/15(c)(e)		1,225,738	1,186,667
Centennial Cellular Operating Co./Centennial Communications Corp.
	8.125% 02/01/14		30,000	29,700
	10.125% 06/15/13		1,050,000	1,039,500
Colo.Com, Inc.
	13.875% 03/15/10(b)(f)(g)(h)		103,096	—
GCI, Inc.
	7.250% 02/15/14		945,000	822,150
Inmarsat Finance II PLC
	(i) 11/15/12 (10.375% 11/15/08)		460,000	453,100
Local Insight Regatta Holdings, Inc.
	11.000% 12/01/17(b)		325,000	182,000
Loral Cyberstar, Inc.
	10.000% 07/15/06(g)(h)		81,000	—
Lucent Technologies, Inc.
	5.500% 11/15/08		180,000	178,200

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
	6.450% 03/15/29	4,830,000	2,946,300
	6.500% 01/15/28	80,000	48,800
Millicom International Cellular SA
	10.000% 12/01/13	655,000	648,450
Nortel Networks Ltd.
	10.750% 07/15/16	1,105,000	676,813
	10.750% 07/15/16(b)	600,000	367,500
PAETEC Holding Corp.
	9.500% 07/15/15	30,000	20,550
Qwest Communications International, Inc.
	7.250% 02/15/11	1,395,000	1,321,763
Qwest Corp.
	6.950% 06/30/10(c)(e)	350,000	338,333
	7.200% 11/10/26	2,885,000	2,120,475
	7.250% 09/15/25	220,000	163,900
	8.875% 03/15/12	2,305,000	2,258,900
Sprint Nextel Corp.
	6.000% 12/01/16	575,000	442,750
Telecommunication Services Total			15,245,851
COMMUNICATIONS TOTAL			28,077,934
CONSUMER CYCLICAL — 12.2%
Airlines — 0.8%
DAE Aviation Holdings, Inc.
	6.550% 07/31/14(c)(e)	428,779	397,693
	6.650% 07/31/14(c)(e)	254,343	235,903
	11.250% 08/01/15(b)	720,000	669,600
Delta Air Lines, Inc.
	1.000% 12/27/15(j)	215,000	4,838
	2.875% 02/06/24(j)	470,000	10,575
	2.875% 02/18/49(j)	275,000	6,188
	8.000% 06/03/23(j)	280,000	6,300
	8.300% 12/15/29(j)	40,000	900
	9.250% 03/15/49(j)	280,000	6,300
	9.750% 05/15/49(j)	1,535,000	34,537
	10.000% 08/15/49(j)	285,000	6,413
	10.125% 05/15/49(j)	1,705,000	38,362
	10.375% 12/15/22(j)	275,000	6,188
	10.375% 02/01/49(j)	470,000	10,575

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Airlines — (continued)
Northwest Airlines, Inc.
	7.625% 11/15/23(j)	500,000	2,500
	7.875% 03/15/13(j)	944,300	3,541
	8.700% 03/15/49(j)	35,000	131
	8.875% 06/01/49(j)	405,100	1,519
	10.000% 02/01/09(j)	2,035,600	7,633
Airlines Total			1,449,696
Apparel — 0.5%
Unifi, Inc.
	11.500% 05/15/14	1,300,000	1,027,000
Apparel Total			1,027,000
Auto Manufacturers — 0.2%
General Motors Corp.
	7.125% 07/15/13	345,000	158,700
	8.375% 07/15/33	400,000	160,000
Auto Manufacturers Total			318,700
Auto Parts & Equipment — 1.4%
Collins & Aikman Products Co.
	12.875% 08/15/12(b)(f)(g)	620,000	620
Goodyear Tire & Rubber Co.
	6.678% 12/01/09(c)	135,000	132,300
	8.625% 12/01/11	462,000	457,380
Lear Corp.
	8.500% 12/01/13	395,000	289,831
	8.750% 12/01/16	890,000	618,550
Tenneco Automotive, Inc.
	8.625% 11/15/14	1,505,000	1,196,475
	10.250% 07/15/13	62,000	63,705
Auto Parts & Equipment Total			2,758,861
Distribution/Wholesale — 0.3%
ACE Hardware Corp.
	9.125% 06/01/16(b)	595,000	508,725
Distribution/Wholesale Total			508,725
Entertainment — 0.8%
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	1,130,000	757,100
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	895,000	774,175
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(g)	45,504	33,673
Entertainment Total			1,564,948

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Housewares — 0.5%
Libbey Glass, Inc.
	9.928% 06/01/11(c)	985,000	906,200
Housewares Total			906,200
Leisure Time — 0.8%
Town Sports International, Inc.
	(i) 02/01/14 (11.000% 02/01/09)	1,154,000	1,076,105
	4.313% 02/27/14(c)(e)	597,438	471,976
Leisure Time Total			1,548,081
Lodging — 4.5%
Boyd Gaming Corp.
	6.750% 04/15/14	560,000	401,800
	7.750% 12/15/12	1,600,000	1,408,000
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	430,000	344,000
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	720,000	489,600
Gaylord Entertainment Co.
	6.750% 11/15/14	625,000	525,000
	8.000% 11/15/13	960,000	835,200
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,435,000	961,450
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	665,000	631,750
MTR Gaming Group, Inc.
	9.000% 06/01/12	325,000	227,500
	9.750% 04/01/10	105,000	99,750
Penn National Gaming, Inc.
	6.750% 03/01/15	985,000	866,800
	6.875% 12/01/11	305,000	286,700
Pinnacle Entertainment, Inc.
	8.750% 10/01/13	635,000	608,012
San Pasqual Casino
	8.000% 09/15/13(b)	40,000	35,800
Seminole Hard Rock Entertainment, Inc.
	5.319% 03/15/14(b)(c)	760,000	570,000
Wynn Las Vegas LLC
	6.625% 12/01/14	345,000	294,113
Lodging Total			8,585,475

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 1.5%
Harry & David Holdings, Inc.
	9.000% 03/01/13	150,000	75,750
KAR Holdings, Inc.
	8.750% 05/01/14	65,000	52,975
	10.000% 05/01/15	1,330,000	1,024,100
Rite Aid Corp.
	8.625% 03/01/15	1,855,000	973,875
	9.375% 12/15/15	105,000	55,125
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	361,000	317,680
Toys R Us, Inc.
	7.625% 08/01/11	385,000	321,475
Retail Total			2,820,980
Textiles — 0.9%
INVISTA
	9.250% 05/01/12(b)	1,840,000	1,807,800
Textiles Total			1,807,800
CONSUMER CYCLICAL TOTAL			23,296,466
CONSUMER NON-CYCLICAL — 14.3%
Agriculture — 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	615,000	610,602
	7.750% 06/01/18	620,000	611,644
Agriculture Total			1,222,246
Beverages — 0.9%
Constellation Brands, Inc.
	7.250% 05/15/17	785,000	722,200
	8.125% 01/15/12	1,000,000	970,000
Beverages Total			1,692,200
Commercial Services — 2.4%
Cardtronics, Inc.
	9.250% 08/15/13	160,000	144,000
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	845,000	773,175
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(b)	1,435,000	1,269,975
Language Line Holdings, Inc.
	11.125% 06/15/12	980,000	980,000
Quebecor World, Inc.
	9.750% 01/15/15(b)(f)	1,855,000	751,275

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Rural/Metro Corp.
	9.875% 03/15/15	720,000	612,000
Commercial Services Total			4,530,425
Food — 0.4%
ASG Consolidated LLC/ASG Finance, Inc.
	(i) 11/01/11 (11.500% 11/01/08)	680,000	605,200
Stater Brothers Holdings
	7.750% 04/15/15	185,000	172,975
Food Total			778,175
Healthcare Products — 3.6%
Biomet, Inc.
	10.000% 10/15/17	535,000	545,700
	11.625% 10/15/17	570,000	572,850
Cooper Companies, Inc.
	7.125% 02/15/15	770,000	754,600
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	1,115,000	1,067,612
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	1,019,875
Invacare Corp.
	9.750% 02/15/15	610,000	610,000
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	945,000	845,775
Universal Hospital Services, Inc.
	6.303% 06/01/15(c)	380,000	334,400
	PIK,
	8.500% 06/01/15	495,000	461,588
VWR Funding, Inc.
	PIK,
	10.250% 07/15/15	815,000	713,125
Healthcare Products Total			6,925,525
Healthcare Services — 4.3%
Alliance Imaging, Inc.
	7.250% 12/15/12	1,830,000	1,665,300
BHM Technology
	9.500% 07/21/13(c)(d)(e)	38,043	9,257
	9.510% 07/21/13(c)(d)(e)	475,532	115,713
	11.080% 07/21/13(c)(d)(e)	951,064	231,425

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Community Health Systems, Inc.
	4.719% 07/25/14(c)	557,088	487,452
	5.060% 07/05/14(c)(e)	1,764,112	1,543,598
	8.875% 07/15/15	1,345,000	1,277,750
HCA, Inc.
	6.300% 10/01/12	1,170,000	1,009,125
	6.750% 07/15/13	115,000	96,600
Psychiatric Solutions, Inc.
	7.750% 07/15/15	50,000	46,500
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	276,000	284,280
Talecris Biotherapeutics
	6.310% 12/06/13(c)(e)	467,875	442,142
	9.310% 12/06/14(c)(e)	955,000	907,250
Healthcare Services Total			8,116,392
Household Products/Wares — 0.5%
ACCO Brands Corp.
	7.625% 08/15/15	455,000	348,075
Jarden Corp.
	7.500% 05/01/17	670,000	557,775
Household Products/Wares Total			905,850
Pharmaceuticals — 1.6%
Angiotech Pharmaceuticals, Inc.
	6.560% 12/01/13(c)	1,070,000	770,400
Catalent Pharma Solutions, Inc.
	9.500% 04/15/15	1,260,000	976,500
NBTY, Inc.
	7.125% 10/01/15	595,000	520,625
Warner Chilcott Corp.
	4.761% 01/18/12(c)(e)	46,745	42,947
	4.801% 01/18/11(c)(e)	14,171	13,019
	8.750% 02/01/15	480,000	472,800
	Series B,
	4.469% 01/18/12(c)(e)	199,472	183,265
	Series C,
	4.801% 01/18/11(c)(e)	81,704	75,065
Pharmaceuticals Total			3,054,621
CONSUMER NON-CYCLICAL TOTAL			27,225,434

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — 0.7%
Holding Companies — 0.6%
Leucadia National Corp.
	7.125% 03/15/17	830,000	755,300
Susser Holdings LLC
	10.625% 12/15/13	510,000	501,075
Holding Companies Total			1,256,375
Holding Companies-Diversified — 0.1%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	146,000	147,460
Holding Companies-Diversified Total			147,460
DIVERSIFIED TOTAL			1,403,835
ENERGY — 11.8%
Coal — 0.6%
Peabody Energy Corp.
	7.375% 11/01/16	825,000	792,000
	7.875% 11/01/26	275,000	244,750
Coal Total			1,036,750
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17	185,000	73,075
Energy-Alternate Sources Total			73,075
Oil & Gas — 8.3%
Chaparral Energy, Inc.
	8.500% 12/01/15	1,615,000	1,275,850
	8.875% 02/01/17	1,375,000	1,086,250
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,396,762
	6.875% 11/15/20	230,000	196,650
Forest Oil Corp.
	7.250% 06/15/19	285,000	243,675
	8.000% 12/15/11	175,000	175,000
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(b)	745,000	640,700
	9.000% 06/01/16(b)	365,000	332,150
Linn Energy LLC
	9.875% 07/01/18(b)	660,000	574,200
Mariner Energy, Inc.
	7.500% 04/15/13	1,195,000	1,057,575
	8.000% 05/15/17	165,000	139,425
Newfield Exploration Co.
	6.625% 09/01/14	605,000	544,500

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
	6.625% 04/15/16	2,475,000	2,202,750
Parker Drilling Co.
	9.625% 10/01/13	325,000	315,250
PetroHawk Energy Corp.
	9.125% 07/15/13	710,000	667,400
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	787,150
Pride International, Inc.
	7.375% 07/15/14	1,555,000	1,485,025
SandRidge Energy, Inc.
	8.000% 06/01/18(b)	540,000	464,400
Stone Energy Corp.
	6.750% 12/15/14	235,000	182,125
	8.250% 12/15/11	840,000	781,200
W&T Offshore, Inc.
	8.250% 06/15/14(b)	545,000	436,000
Whiting Petroleum Corp.
	7.000% 02/01/14	1,060,000	901,000
Oil & Gas Total			15,885,037
Oil & Gas Services — 1.3%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	400,000	342,000
	9.000% 01/15/14	1,120,000	1,008,000
Complete Production Services, Inc.
	8.000% 12/15/16	1,195,000	1,135,250
Oil & Gas Services Total			2,485,250
Pipelines — 1.6%
Copano Energy LLC/Copano Energy Finance Corp.
	7.750% 06/01/18(b)	1,145,000	1,001,875
El Paso Natural Gas Co.
	7.625% 08/01/10	295,000	295,000
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	1,039,500
	8.500% 07/15/16	640,000	604,800

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	142,550
Pipelines Total			3,083,725
ENERGY TOTAL			22,563,837
FINANCIALS — 12.3%
Diversified Financial Services — 8.0%
AmeriCredit Corp.
	8.500% 07/01/15	1,245,000	1,039,575
AMR Real Estate Partners, LP
	7.125% 02/15/13	3,325,000	2,543,625
	8.125% 06/01/12	770,000	654,500
Cedar Brakes LLC
	8.500% 02/15/14(b)	93,713	100,321
	9.875% 09/01/13(b)	133,276	144,962
CEVA Group PLC
	10.000% 09/01/14(b)	605,000	580,800
Daimler Chrysler 2nd Lien
	9.320% 08/03/13(c)(e)	1,790,000	841,300
Ford Motor Credit Co.
	5.700% 01/15/10	785,000	601,181
	7.375% 10/28/09	1,055,000	848,184
	7.875% 06/15/10	1,020,000	778,593
General Motors Acceptance Corp.
	6.750% 12/01/14	1,975,000	758,033
	7.250% 03/02/11	500,000	236,491
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
	8.500% 04/01/15	900,000	823,500
	9.750% 04/01/17	355,000	317,725
LaBranche & Co., Inc.
	11.000% 05/15/12	585,000	549,900
MXEnergy Holdings, Inc.
	10.625% 08/01/11(c)	800,000	544,000
Rainbow National Services LLC
	10.375% 09/01/14(b)	1,825,000	1,861,500
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	686,000	617,400

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	1,370,000	1,322,050
Diversified Financial Services Total			15,163,640
Insurance — 2.3%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,920,000	1,670,400
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	105,000	92,400
	7.750% 07/15/37	260,000	215,800
	8.300% 04/15/26	15,000	12,900
HUB International Holdings, Inc.
	9.000% 12/15/14(b)	1,780,000	1,584,200
Lumbermens Mutual Casualty
	8.450% 12/01/97(b)(f)	30,000	300
	9.150% 07/01/26(b)(f)	645,000	6,450
USI Holdings Corp.
	6.679% 11/15/14(b)(c)	410,000	311,600
	9.750% 05/15/15(b)	755,000	573,800
Insurance Total			4,467,850
Real Estate — 0.5%
LNR Property Corp.
	6.030% 07/12/09(c)(e)	180,400	121,770
	6.030% 07/12/11(c)(e)	1,311,200	843,538
Real Estate Total			965,308
Real Estate Investment Trusts (REITs) — 1.5%
Host Hotels & Resorts LP
	7.000% 08/15/12	680,000	606,900
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	1,255,000	1,154,600
Trustreet Properties, Inc.
	7.500% 04/01/15	1,106,000	1,108,517
Real Estate Investment Trusts (REITs) Total			2,870,017
FINANCIAL TOTAL			23,466,815
INDUSTRIALS — 6.5%
Aerospace & Defense — 0.5%
BE Aerospace, Inc.
	8.500% 07/01/18	455,000	441,350
Sequa Corp.
	11.750% 12/01/15(b)	580,000	487,200
Aerospace & Defense Total			928,550

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Building Materials — 0.7%
Texas Industries, Inc.
	7.250% 07/15/13(b)	1,505,000	1,309,350
Building Materials Total			1,309,350
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	305,000	271,450
Electrical Components & Equipment Total			271,450
Environmental Control — 1.0%
Geo Sub Corp.
	11.000% 05/15/12	2,020,000	1,858,400
Environmental Control Total			1,858,400
Metal Fabricate/Hardware — 0.5%
Metals USA, Inc.
	11.125% 12/01/15	225,000	216,000
Mueller Water Products, Inc.
	7.375% 06/01/17	70,000	55,300
Neenah Foundary Co.
	9.500% 01/01/17	1,055,000	801,800
Metal Fabricate/Hardware Total			1,073,100
Miscellaneous Manufacturing — 1.9%
Actuant Corp.
	6.875% 06/15/17	680,000	649,400
Polypore, Inc.
	8.750% 05/15/12	465,000	427,800
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	2,050,000	1,927,000
Sally Holdings LLC
	9.250% 11/15/14	610,000	574,925
Miscellaneous Manufacturing Total			3,579,125
Packaging & Containers — 1.3%
Jefferson Smurfit Corp.
	8.250% 10/01/12	400,000	334,000
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	730,000	726,350
Owens-Illinois, Inc.
	7.500% 05/15/10	1,425,000	1,410,750
Packaging & Containers Total			2,471,100

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 0.1%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	280,000	267,400
Transportation Total			267,400
Trucking & Leasing — 0.4%
Greenbrier Companies, Inc.
	8.375% 05/15/15	825,000	709,500
Trucking & Leasing Total			709,500
INDUSTRIALS TOTAL			12,467,975
TECHNOLOGY — 5.5%
Computers — 3.2%
Sungard Data Systems, Inc.
	3.750% 01/15/09	330,000	325,875
	4.553% 12/13/12(c)(e)	1,469,374	1,273,763
	4.875% 01/15/14	795,000	675,750
	9.125% 08/15/13	2,635,000	2,371,500
	10.625% 05/15/15(b)	1,475,000	1,386,500
Computers Total			6,033,388
Semiconductors — 1.3%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	3,870,000	2,592,900
Semiconductors Total			2,592,900
Software — 1.0%
Open Solutions, Inc.
	9.750% 02/01/15(b)	980,000	637,000
SS&C Technologies, Inc.
	11.750% 12/01/13	1,190,000	1,237,600
Software Total			1,874,600
TECHNOLOGY TOTAL			10,500,888
UTILITIES — 7.2%
Electric — 7.2%
AES Corp.
	7.750% 03/01/14	2,140,000	1,990,200
AES Eastern Energy LP
	9.000% 01/02/17	216,942	227,789
	9.670% 01/02/29	150,000	164,250
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	1,715,000	1,547,788
Intergen NV
	9.000% 06/30/17(b)	1,890,000	1,890,000
Nevada Power Co.
	5.875% 01/15/15	775,000	732,125
	6.500% 04/15/12	200,000	202,023

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
NRG Energy, Inc.
	7.250% 02/01/14	260,000	241,150
	7.375% 02/01/16	720,000	648,000
PNM Resources, Inc.
	9.250% 05/15/15	835,000	822,475
Public Service Co. of New Mexico
	7.950% 05/15/18	585,000	552,187
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	700,000	742,000
Reliant Energy, Inc.
	7.625% 06/15/14	500,000	375,000
	7.875% 06/15/17	2,025,000	1,498,500
Texas Competitive Electric Holdings Co. LLC
	5.989% 10/10/14(c)(e)	323,385	272,715
	6.169% 10/10/14(c)(e)	6,699	5,638
	6.169% 10/10/14(c)(e)	217,001	183,095
	6.303% 10/10/14(c)(e)	1,958,978	1,651,607
Electric Total			13,746,542
UTILITIES TOTAL			13,746,542

	Total Corporate Fixed-Income Bonds & Notes (cost of $212,608,115)		179,112,055

Convertible Bonds — 0.6%
COMMUNICATIONS — 0.4%
Internet — 0.0%
At Home Corp.
	4.750% 12/15/06(d)(g)	296,350	30
Internet Total			30

		Par ($)(a)	Value ($)
Convertible Bonds — (continued)
CONSUMER CYCLICAL — (continued)
Media — 0.4%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	1,015,000	857,675
Media Total			857,675
COMMUNICATIONS TOTAL			857,705
Airlines — 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49(k)	690,000	15,525
Airlines Total			15,525
CONSUMER CYCLICAL TOTAL			15,525
FINANCIALS — 0.2%
Insurance — 0.2%
Conseco, Inc.
	3.500% 09/30/35(k) (0.000% 09/30/10)	470,000	334,875
Insurance Total			334,875
FINANCIAL TOTAL			334,875

	Total Convertible Bonds (cost of $1,472,423)		1,208,105

		Shares
Common Stocks — 0.3%
COMMUNICATIONS — 0.0%
Media — 0.0%
	Ziff Davis Media, Inc.(g)	1,111	11
Media Total			11
COMMUNICATIONS TOTAL			11
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
	AH Belo Corp., Class A	5,660	29,206
	Haights Cross Communications (g)	27,056	91,990
Media Total			121,196
CONSUMER DISCRETIONARY TOTAL			121,196
INDUSTRIALS — 0.1%
Airlines — 0.1%
	Northwest Airlines Corp. (l)	33,835	305,530
Airlines Total			305,530

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.0%
	Quality Distribution, Inc. (l)	195	829
Road & Rail Total			829
TOTAL INDUSTRIALS			306,359
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (l)	3	44
Communications Equipment Total			44
INFORMATION TECHNOLOGY TOTAL			44
TECHNOLOGY — 0.0%
Software — 0.0%
	Quadramed Corp. (l)	2,019	16,637
Software Total			16,637
TECHNOLOGY TOTAL			16,637
UTILITIES — 0.1%
Gas Utilities — 0.1%
	Star Gas Partners LP (l)	48,200	107,004
Gas Utilities Total			107,004
TOTAL UTILITIES			107,004

	Total Common Stocks (cost of $534,341)		551,251

Preferred Stocks — 0.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
	Ziff Davis Holdings, Inc. 10.00% (g)(l)	25	—
Media Total			—
COMMUNICATIONS TOTAL			—
FINANCIALS — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
	Sovereign Real Estate Investment Corp., 12.00% (b)	450,000	342,000
Real Estate Investment Trusts (REITs) Total			342,000
FINANCIAL TOTAL			342,000

	Total Preferred Stocks (cost of $561,082)		342,000

		Shares	Value ($)
Convertible Preferred Stocks — 0.2%
TECHNOLOGY — 0.2%
Software — 0.2%
	Quadramed Corp. 5.50% (b)	21,300	415,350
	Software Total		415,350
	TECHNOLOGY TOTAL		415,350

	Total Convertible Preferred Stocks (cost of $500,250)		415,350

		Units
Warrants(l) — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(g)(h)	125	—
	Telecommunication Services Total		—
Media — 0.0%
Haights Cross Communications	Expires 12/10/11(b)(g)	318	1,078
Ziff Davis Media, Inc., Series E	Expires 08/12/12(f)(g)(h)	6,630	—
	Media Total		1,078
	COMMUNICATIONS TOTAL		1,078

	Total Warrants (cost of $13,709)		1,078

		Par ($)(a)
Short-Term Obligation — 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 04/24/09, market value of $5,197,281 (repurchase proceeds $5,095,198)	5,095,000	5,095,000

	Total Short-Term Obligation (cost of $5,095,000)		5,095,000

	Total Investments — 97.8% (cost of $220,784,920)(m)(n)		186,724,839

	Other Assets & Liabilities, Net – 2.2%		4,198,265

	Net Assets — 100.0%		190,923,104

	Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$459,249	$—
Level 2 – Other Significant Observable Inputs	186,060,584	—
Level 3 – Significant Unobservable Inputs	205,006	—
Total	$186,724,839	$—

The following table reconciles asset balances for the nine month period ending September 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments

Balance as of January 1, 2008	$336,309	$—
Accretion of discounts	(4)	—
Realized loss	(201,992)	—
Change in unrealized depreciation	(186,765)	—
Net sales	(4,342)	—
Transfers into Level 3	261,800	—
Balance as of September 30, 2008	$205,006	$—

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid except for the following, amounted to $31,004,674, which represents 16.2% of net assets.

Security	Acquisition Date	Shares/Units	Acquisition Cost	Market Value
Haights Cross Communications
Warrants Expire: 12/10/11	01/15/04 - 02/03/06	318	$—	$1,078
Quadramed Corp.
Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	415,350
Sovereign Real Estate Investment Corp.	08/21/00 -10/17/06	450,000	561,082	342,000
				$758,428

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.
(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2008, the value of these securities amounted to $853,075, which represents 0.4% of net assets.
(e)	Loan participation agreement.
(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2008, the value of these securities amounted to $776,145 which represents 0.4% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h)	Security has no value.
(i)	Step bond. Security is currently not paying a coupon. Shown parenthetically is the next coupon rate to be paid.
(j)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(k)	Step bond: The coupon will change to the coupon shown parenthetically on the date indicated.
(l)	Non-income producing security.
(m)	Cost for federal income tax purposes is $221,559,527.
(n)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$775,916	$(35,610,604)	$(34,834,688)

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 79.6%
CONSUMER DISCRETIONARY — 13.0%
Hotels, Restaurants & Leisure – 6.0%
	Chipotle Mexican Grill, Inc., Class A (a)	8,968	497,634
	Las Vegas Sands Corp. (a)	105,080	3,794,439
	Vail Resorts, Inc. (a)	57,250	2,000,887
	Wynn Resorts Ltd.	33,604	2,743,431
Hotels, Restaurants & Leisure Total			9,036,391
Internet & Catalog Retail — 0.4%
	Blue Nile, Inc. (a)	15,522	665,428
Internet & Catalog Retail Total			665,428
Media — 1.4%
	Live Nation, Inc. (a)	124,757	2,029,796
Media Total			2,029,796
Multiline Retail — 1.7%
	Saks, Inc. (a)	278,358	2,574,812
Multiline Retail Total			2,574,812
Specialty Retail — 3.5%
	Home Depot, Inc.	173,435	4,490,232
	J Crew Group, Inc. (a)	29,558	844,472
Specialty Retail Total			5,334,704
CONSUMER DISCRETIONARY TOTAL			19,641,131
CONSUMER STAPLES — 9.5%
Beverages — 2.9%
	Heineken Holding NV	108,509	4,307,092
Beverages Total			4,307,092
Food & Staples Retailing — 6.6%
	Costco Wholesale Corp.	153,984	9,998,181
Food & Staples Retailing Total			9,998,181
CONSUMER STAPLES TOTAL			14,305,273
ENERGY — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
	Petroleo Brasileiro SA, ADR	34,101	1,498,739
Oil, Gas & Consumable Fuels Total			1,498,739
ENERGY TOTAL			1,498,739
FINANCIALS — 24.1%
Capital Markets — 5.4%
	BlackRock, Inc., Class A	15,787	3,070,571
	Goldman Sachs Group, Inc.	17,786	2,276,608

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	Jefferies Group, Inc.	126,929	2,843,210
Capital Markets Total			8,190,389
Commercial Banks — 10.2%
	City National Corp.	35,868	1,947,632
	Regions Financial Corp.	33,475	321,360
	U.S. Bancorp	91,793	3,306,384
	Wells Fargo & Co.	259,967	9,756,562
Commercial Banks Total			15,331,938
Diversified Financial Services — 5.6%
	JPMorgan Chase & Co.	179,488	8,382,090
Diversified Financial Services Total			8,382,090
Real Estate Management & Development — 1.4%
	St. Joe Co.	56,026	2,190,056
Real Estate Management & Development Total			2,190,056
Thrifts & Mortgage Finance — 1.5%
	People’s United Financial, Inc.	118,459	2,280,336
Thrifts & Mortgage Finance Total			2,280,336
FINANCIALS TOTAL			36,374,809
HEALTH CARE — 3.8%
Biotechnology — 2.3%
	Amylin Pharmaceuticals, Inc. (a)	84,286	1,704,263
	Gilead Sciences, Inc. (a)	40,111	1,828,259
Biotechnology Total			3,532,522
Health Care Equipment & Supplies — 0.9%
	Intuitive Surgical, Inc. (a)	5,675	1,367,562
Health Care Equipment & Supplies Total			1,367,562
Health Care Providers & Services — 0.6%
	Athenahealth, Inc. (a)	25,416	845,590
Health Care Providers & Services Total			845,590
HEALTH CARE TOTAL			5,745,674
INDUSTRIALS — 15.4%
Aerospace & Defense — 4.5%
	Raytheon Co.	128,447	6,873,199
Aerospace & Defense Total			6,873,199
Airlines — 0.2%
	Ryanair Holdings PLC, ADR (a)	11,200	251,216
Airlines Total			251,216
Construction & Engineering — 2.9%
	Aecom Technology Corp. (a)	67,371	1,646,547

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — (continued)
	Shaw Group, Inc. (a)	89,218	2,741,669
Construction & Engineering Total			4,388,216
Electrical Equipment — 4.5%
	Energy Conversion Devices, Inc. (a)	15,045	876,371
	Vestas Wind Systems A/S (a)	67,175	5,847,851
Electrical Equipment Total			6,724,222
Professional Services — 0.6%
	Duff & Phelps Corp., Class A (a)	41,512	872,997
Professional Services Total			872,997
Road & Rail — 2.7%
	All America Latina Logistica SA	80,867	552,458
	Canadian National Railway Co.	74,316	3,554,534
Road & Rail Total			4,106,992
INDUSTRIALS TOTAL			23,216,842
INFORMATION TECHNOLOGY — 10.0%
Computers & Peripherals — 2.3%
	Apple, Inc. (a)	30,892	3,511,185
Computers & Peripherals Total			3,511,185
IT Services — 7.7%
	MasterCard, Inc., Class A	45,537	8,075,076
	Visa, Inc., Class A	56,322	3,457,608
IT Services Total			11,532,684
INFORMATION TECHNOLOGY TOTAL			15,043,869
MATERIALS — 2.8%
Chemicals — 2.8%
	Monsanto Co.	42,686	4,225,060
Chemicals Total			4,225,060
MATERIALS TOTAL			4,225,060

	Total Common Stocks (cost of $129,551,099)		120,051,397

		Par ($)
Short-Term Obligation — 15.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08, at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 01/23/23, market value $23,429,914 (repurchase proceeds $22,969,893)	22,969,000	22,969,000

	Total Short-Term Obligation (cost of $22,969,000)		22,969,000

3

Total Investments — 94.8% (cost of $152,520,099)(b)(c)	$143,020,397

Other Assets & Liabilities, Net — 5.2%	7,881,591

Net Assets — 100.0%	$150,901,988

Notes to Investment Portfolio:

4

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$109,896,454	$—
Level 2 – Other Significant Observable Inputs	33,123,943	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$143,020,397	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $152,520,099.
(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$9,775,491	$(19,275,193)	$(9,499,702)

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 86.4%
CONSUMER DISCRETIONARY — 18.4%
Hotels, Restaurants & Leisure — 14.2%
	Las Vegas Sands Corp. (a)	71,676	2,588,220
	McDonald’s Corp.	175,862	10,850,686
	Wynn Resorts Ltd.	55,292	4,514,039
Hotels, Restaurants & Leisure Total			17,952,945
Multiline Retail — 1.0%
	Target Corp.	25,624	1,256,857
Multiline Retail Total			1,256,857
Specialty Retail — 3.2%
	Lowe’s Cos., Inc.	172,668	4,090,505
Specialty Retail Total			4,090,505
CONSUMER DISCRETIONARY TOTAL			23,300,307
CONSUMER STAPLES — 4.6%
Food & Staples Retailing — 4.6%
	CVS Caremark Corp.	164,847	5,548,750
	Wal-Mart Stores, Inc.	5,398	323,286
Food & Staples Retailing Total			5,872,036
CONSUMER STAPLES TOTAL			5,872,036
ENERGY — 5.4%
Energy Equipment & Services — 3.4%
	Schlumberger Ltd.	25,848	2,018,470
	Transocean, Inc. (a)	21,096	2,317,185
Energy Equipment & Services Total			4,335,655
Oil, Gas & Consumable Fuels — 2.0%
	Petroleo Brasileiro SA, ADR	56,235	2,471,528
Oil, Gas & Consumable Fuels Total			2,471,528
ENERGY TOTAL			6,807,183
FINANCIALS — 17.5%
Capital Markets — 4.6%
	Goldman Sachs Group, Inc.	39,369	5,039,232
	Morgan Stanley	30,782	707,986
Capital Markets Total			5,747,218
Commercial Banks — 10.7%
	Industrial & Commercial Bank of China, Class H	7,630,000	4,544,928
	U.S. Bancorp	125,086	4,505,598
	Wells Fargo & Co.	120,239	4,512,570
Commercial Banks Total			13,563,096

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 2.2%
	JPMorgan Chase & Co.	59,903	2,797,470
Diversified Financial Services Total			2,797,470
FINANCIALS TOTAL			22,107,784
HEALTH CARE — 5.9%
Biotechnology — 5.9%
	Genentech, Inc. (a)	76,113	6,749,701
	Gilead Sciences, Inc. (a)	15,654	713,509
Biotechnology Total			7,463,210
HEALTH CARE TOTAL			7,463,210
INDUSTRIALS — 16.7%
Aerospace & Defense — 9.6%
	General Dynamics Corp.	62,452	4,597,716
	Lockheed Martin Corp.	68,322	7,492,874
Aerospace & Defense Total			12,090,590
Road & Rail — 7.1%
	Norfolk Southern Corp.	42,359	2,804,589
	Union Pacific Corp.	87,406	6,219,811
Road & Rail Total			9,024,400
INDUSTRIALS TOTAL			21,114,990
INFORMATION TECHNOLOGY — 10.6%
Communications Equipment — 0.9%
	QUALCOMM, Inc.	27,442	1,179,183
Communications Equipment Total			1,179,183
Computers & Peripherals — 3.1%
	Apple, Inc. (a)	34,834	3,959,232
Computers & Peripherals Total			3,959,232
IT Services — 6.6%
	MasterCard, Inc., Class A	19,885	3,526,207
	Visa, Inc., Class A	78,414	4,813,836
IT Services Total			8,340,043
INFORMATION TECHNOLOGY TOTAL			13,478,458

2

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 6.3%
Chemicals — 6.3%
	Air Products & Chemicals, Inc.	39,988	2,738,778
	Monsanto Co.	53,276	5,273,259
Chemicals Total			8,012,037
MATERIALS TOTAL			8,012,037
TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
	China Mobile Ltd., ADR	26,041	1,304,133
Wireless Telecommunication Services Total			1,304,133
TELECOMMUNICATION SERVICES TOTAL			1,304,133

	Total Common Stocks (cost of $94,096,122)		109,460,138

		Par ($)
Short-Term Obligation — 8.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 12/16/15, market value $11,418,750 (repurchase proceeds 11,192,435)	11,192,000	11,192,000

	Total Short-Term Obligation (cost of $11,192,000)		11,192,000

	Total Investments — 95.3% (cost of $105,288,122)(b)(c)		120,652,138

	Other Assets & Liabilities, Net — 4.7%		5,987,547

	Net Assets — 100.0%		126,639,685

Notes to Investment Portfolio:

3

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•     Level  1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$104,915,210	$—
Level 2 – Other Significant Observable Inputs	15,736,928	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$120,652,138	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

4

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $105,288,122.
(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$23,231,694	$(7,867,678)	$15,364,016

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 80.4%
CONSUMER DISCRETIONARY — 13.4%
Hotels, Restaurants & Leisure — 8.7%
	Las Vegas Sands Corp. (a)	457,149	16,507,651
	McDonald’s Corp.	1,349,029	83,235,089
	Wynn Resorts Ltd.	167,768	13,696,580
	Yum! Brands, Inc.	390,056	12,719,726
Hotels, Restaurants & Leisure Total			126,159,046
Multiline Retail — 1.0%
	Target Corp.	287,646	14,109,036
Multiline Retail Total			14,109,036
Specialty Retail — 2.5%
	Lowe’s Companies, Inc.	1,510,271	35,778,320
Specialty Retail Total			35,778,320
Textiles, Apparel & Luxury Goods — 1.2%
	NIKE, Inc., Class B	265,098	17,735,056
Textiles, Apparel & Luxury Goods Total			17,735,056
CONSUMER DISCRETIONARY TOTAL			193,781,458
CONSUMER STAPLES — 4.1%
Beverages — 0.3%
	Heineken NV, ADR	218,640	4,352,554
Beverages Total			4,352,554
Food & Staples Retailing — 3.8%
	Costco Wholesale Corp.	415,592	26,984,389
	CVS Caremark Corp.	817,158	27,505,538
Food & Staples Retailing Total			54,489,927
CONSUMER STAPLES TOTAL			58,842,481
ENERGY — 6.9%
Energy Equipment & Services — 4.3%
	Cameron International Corp. (a)	287,698	11,087,881
	FMC Technologies, Inc. (a)	37,810	1,760,055
	Schlumberger Ltd.	294,463	22,994,616
	Transocean, Inc. (a)	240,331	26,397,957
Energy Equipment & Services Total			62,240,509

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 2.6%
	Hess Corp.	129,255	10,609,250
	Petroleo Brasileiro SA, ADR	605,088	26,593,618
Oil, Gas & Consumable Fuels Total			37,202,868
ENERGY TOTAL			99,443,377
FINANCIALS — 16.2%
Capital Markets — 3.8%
	Goldman Sachs Group, Inc.	365,124	46,735,872
	Morgan Stanley	350,674	8,065,502
Capital Markets Total			54,801,374
Commercial Banks — 9.2%
	Industrial & Commercial Bank of China, Class H	57,978,000	34,535,500
	U.S. Bancorp	1,297,023	46,718,768
	Wells Fargo & Co.	1,369,783	51,407,956
Commercial Banks Total			132,662,224
Diversified Financial Services — 2.2%
	JPMorgan Chase & Co.	678,975	31,708,133
Diversified Financial Services Total			31,708,133
Real Estate Management & Development — 1.0%
	St. Joe Co.	379,854	14,848,493
Real Estate Management & Development Total			14,848,493
FINANCIALS TOTAL			234,020,224
HEALTH CARE — 6.2%
Biotechnology — 6.2%
	Genentech, Inc. (a)	632,864	56,122,380
	Gilead Sciences, Inc. (a)	728,336	33,197,555
Biotechnology Total			89,319,935
HEALTH CARE TOTAL			89,319,935
INDUSTRIALS — 13.9%
Aerospace & Defense — 5.3%
	General Dynamics Corp.	376,093	27,687,967
	Lockheed Martin Corp.	400,734	43,948,498
	Precision Castparts Corp.	60,340	4,753,585
Aerospace & Defense Total			76,390,050
Construction & Engineering — 1.0%
	Jacobs Engineering Group, Inc. (a)	255,318	13,866,320
Construction & Engineering Total			13,866,320
Electrical Equipment — 0.7%
	Vestas Wind Systems A/S (a)	120,590	10,497,839
Electrical Equipment Total			10,497,839

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 6.9%
	CSX Corp.	152,322	8,312,212
	Norfolk Southern Corp.	631,321	41,799,763
	Union Pacific Corp.	698,850	49,730,166
Road & Rail Total			99,842,141
INDUSTRIALS TOTAL			200,596,350
INFORMATION TECHNOLOGY — 10.5%
Communications Equipment — 2.0%
	QUALCOMM, Inc.	689,732	29,637,784
Communications Equipment Total			29,637,784
Computers & Peripherals — 3.1%
	Apple, Inc. (a)	396,825	45,103,129
	Seagate Technology, Inc., Escrow Shares (a)(b)	4,500	45
Computers & Peripherals Total			45,103,174
IT Services — 5.4%
	MasterCard, Inc., Class A	242,844	43,063,527
	Visa, Inc., Class A	566,139	34,755,273
IT Services Total			77,818,800
INFORMATION TECHNOLOGY TOTAL			152,559,758
MATERIALS — 6.6%
Chemicals — 6.6%
	Air Products & Chemicals, Inc.	338,862	23,208,658
	Monsanto Co.	421,344	41,704,629
	Potash Corp. of Saskatchewan, Inc.	84,587	11,166,330
	Praxair, Inc.	271,324	19,464,784
Chemicals Total			95,544,401
MATERIALS TOTAL			95,544,401
TELECOMMUNICATION SERVICES — 2.6%
Wireless Telecommunication Services — 2.6%
	America Movil SAB de CV, Series L, ADR	514,665	23,859,869
	China Mobile Ltd.	1,469,000	14,708,296
Wireless Telecommunication Services Total			38,568,165
TELECOMMUNICATION SERVICES TOTAL			38,568,165

	Total Common Stocks (cost of $1,162,513,681)		1,162,676,149

3

		Par ($)	Value ($)
Short-Term Obligation — 15.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 01/29/13, market value $230,940,642 (repurchase proceeds $226,419,805)	226,411,000	226,411,000

	Total Short-Term Obligation (cost of $226,411,000)		226,411,000

	Total Investments — 96.1% (cost of $1,388,924,681)(c)(d)		1,389,087,149

	Other Assets & Liabilities, Net — 3.9%		56,998,148

	Net Assets — 100.0%		1,446,085,297

Notes to Investment Portfolio:

4

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$1,102,934,469	$—
Level 2 – Other Significant Observable Inputs	286,152,635	—
Level 3 – Significant Unobservable Inputs	45	—
Total	$1,389,087,149	$—

5

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as January 1, 2008	$45	$—
	Accretion of Discounts/ Amortization of Premiums	—	—
	Realized gain(loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases/sales	—	—
	Transfers in and or out of Level 3	—	—
	Balance as of September 30, 2008	$45	$—

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $1,388,924,681.
(d)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$122,598,562	$(122,436,094)	$162,468

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 90.3%
CONSUMER DISCRETIONARY — 5.4%
Hotels, Restaurants & Leisure — 2.6%
	Accor SA	86,049	4,620,960
	Las Vegas Sands Corp. (a)	94,846	3,424,889
Hotels, Restaurants & Leisure Total			8,045,849
Household Durables — 1.2%
	Gafisa SA	297,932	3,773,273
Household Durables Total			3,773,273
Media — 0.7%
	JC Decaux SA	103,926	2,300,623
Media Total			2,300,623
Specialty Retail — 0.9%
	Esprit Holdings Ltd.	474,000	2,912,222
Specialty Retail Total			2,912,222
CONSUMER DISCRETIONARY TOTAL			17,031,967
CONSUMER STAPLES — 9.5%
Beverages — 2.1%
	Heineken NV	165,225	6,658,170
Beverages Total			6,658,170
Food & Staples Retailing — 2.4%
	Tesco PLC	1,108,867	7,711,566
Food & Staples Retailing Total			7,711,566
Food Products — 3.3%
	Nestle SA, Registered Shares	237,752	10,283,264
Food Products Total			10,283,264
Household Products — 1.7%
	Reckitt Benckiser Group PLC	107,798	5,219,387
Household Products Total			5,219,387
CONSUMER STAPLES TOTAL			29,872,387
ENERGY — 7.4%
Energy Equipment & Services — 1.0%
	Cie Generale de Geophysique- Veritas (a)	104,993	3,305,505
Energy Equipment & Services Total			3,305,505
Oil, Gas & Consumable Fuels — 6.4%
	BG Group PLC	373,487	6,767,210
	CNOOC Ltd.	2,816,200	3,231,675

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Petroleo Brasileiro SA, ADR	230,246	10,119,311
Oil, Gas & Consumable Fuels Total			20,118,196
ENERGY TOTAL			23,423,701
FINANCIALS — 20.5%
Capital Markets — 10.2%
	Credit Suisse Group AG, Registered Shares	287,974	13,710,845
	Daiwa Securities Group, Inc.	559,000	4,005,818
	Deutsche Bank AG, Registered Shares	65,820	4,682,935
	Julius Baer Holding AG	126,183	6,203,791
	UBS AG, Registered Shares (a)	199,022	3,440,558
Capital Markets Total			32,043,947
Commercial Banks — 7.6%
	BNP Paribas	41,449	3,984,631
	HSBC Holdings PLC	424,528	6,875,164
	ICICI Bank Ltd., ADR	148,428	3,491,027
	Mizuho Financial Group, Inc.	1,053	4,619,881
	Uniao de Bancos Brasileiros SA, GDR	50,643	5,110,892
Commercial Banks Total			24,081,595
Insurance — 2.7%
	AXA SA	255,449	8,374,369
Insurance Total			8,374,369
FINANCIALS TOTAL			64,499,911
HEALTH CARE — 12.5%
Biotechnology — 3.9%
	Actelion Ltd., Registered Shares (a)	68,402	3,497,311
	CSL Ltd.	291,906	8,793,639
Biotechnology Total			12,290,950
Health Care Equipment & Supplies — 1.0%
	Alcon, Inc.	20,100	3,246,351
Health Care Equipment & Supplies Total			3,246,351
Life Sciences Tools & Services — 3.0%
	Lonza Group AG, Registered Shares	76,321	9,491,913
Life Sciences Tools & Services Total			9,491,913

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 4.6%
	Teva Pharmaceutical Industries Ltd., ADR	312,178	14,294,630
Pharmaceuticals Total			14,294,630
HEALTH CARE TOTAL			39,323,844
INDUSTRIALS — 12.6%
Building Products — 1.2%
	Daikin Industries Ltd.	109,268	3,709,197
Building Products Total			3,709,197
Electrical Equipment — 9.4%
	ABB Ltd., Registered Shares (a)	320,018	6,139,446
	Alstom	88,481	6,672,343
	Gamesa Corp. Tecnologica SA	149,269	5,127,676
	Vestas Wind Systems A/S (a)	135,491	11,795,030
Electrical Equipment Total			29,734,495
Road & Rail — 0.5%
	All America Latina Logistica SA	235,068	1,605,909
Road & Rail Total			1,605,909
Trading Companies & Distributors — 1.5%
	Marubeni Corp.	1,033,000	4,666,763
Trading Companies & Distributors Total			4,666,763
INDUSTRIALS TOTAL			39,716,364
INFORMATION TECHNOLOGY — 9.6%
Communications Equipment — 1.5%
	Research In Motion Ltd. (a)	72,354	4,941,778
Communications Equipment Total			4,941,778
Electronic Equipment, Instruments & Components — 1.5%
	HON HAI Precision Industry Co., Ltd.	1,303,450	4,637,671
Electronic Equipment, Instruments & Components Total			4,637,671
Semiconductors & Semiconductor Equipment — 2.9%
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	979,718	9,179,958
Semiconductors & Semiconductor Equipment Total			9,179,958
Software — 3.7%
	Nintendo Co., Ltd.	27,900	11,614,351
Software Total			11,614,351
INFORMATION TECHNOLOGY TOTAL			30,373,758
MATERIALS — 7.3%
Chemicals — 5.4%
	Johnson Matthey PLC	35,603	861,803
	Linde AG	91,136	9,773,508

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
	Potash Corp. of Saskatchewan, Inc.	49,067	6,477,335
Chemicals Total			17,112,646
Construction Materials — 1.0%
	Cemex SA de CV, ADR, COP (a)	179,981	3,099,273
Construction Materials Total			3,099,273
Metals & Mining — 0.9%
	Rio Tinto PLC	42,822	2,664,420
Metals & Mining Total			2,664,420
MATERIALS TOTAL			22,876,339
TELECOMMUNICATION SERVICES — 5.5%
Wireless Telecommunication Services — 5.5%
	America Movil SAB de CV, Series L, ADR	113,160	5,246,098
	MTN Group Ltd.	248,770	3,523,124
	Rogers Communications, Inc., Class B	259,907	8,430,340
Wireless Telecommunication Services Total			17,199,562
TELECOMMUNICATION SERVICES TOTAL			17,199,562

	Total Common Stocks (cost of $308,224,078)		284,317,833

		Par ($)
Short-Term Obligation — 6.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 01/23/23, market value $20,669,394 (repurchase proceeds $20,264,788)	20,264,000	20,264,000

	Total Short-Term Obligation (cost of $20,264,000)		20,264,000

	Total Investments — 96.7% (cost of $328,488,078)(b)(c)		304,581,833

	Other Assets & Liabilities, Net — 3.3%		10,382,212

	Net Assets — 100.0%		314,964,045

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$82,441,063	$—
	Level 2 – Other Significant Observable Inputs	222,140,770	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$304,581,833	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $328,488,078.

5

(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$23,920,321	$(47,826,566)	$(23,906,245)

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 18.1%
Auto Components — 0.5%
	WABCO Holdings, Inc.	5,103	181,361
Auto Components Total			181,361
Distributors — 0.5%
	LKQ Corp.	12,560	213,143
Distributors Total			213,143
Diversified Consumer Services — 2.6%
	Apollo Group, Inc., Class A (a)	6,030	357,579
	DeVry, Inc.	6,980	345,789
	ITT Educational Services, Inc. (a)	4,020	325,258
Diversified Consumer Services Total			1,028,626
Hotels, Restaurants & Leisure — 4.4%
	Darden Restaurants, Inc.	9,380	268,549
	Penn National Gaming, Inc.	7,160	190,241
	Royal Caribbean Cruises Ltd.	10,290	213,518
	Starbucks Corp.	19,760	293,831
	Starwood Hotels & Resorts Worldwide, Inc.	4,990	140,419
	WMS Industries, Inc. (a)	7,460	228,052
	Yum! Brands, Inc.	11,440	373,059
Hotels, Restaurants & Leisure Total			1,707,669
Leisure Equipment & Products — 0.4%
	Mattel, Inc.	8,860	159,834
Leisure Equipment & Products Total			159,834
Media — 1.7%
	Liberty Media Corp. — Entertainment, Class A (a)	19,530	487,664
	McGraw-Hill Companies, Inc.	6,070	191,873
Media Total			679,537
Multiline Retail — 1.2%
	Kohl’s Corp.	5,290	243,763
	Nordstrom, Inc.	7,300	210,386
Multiline Retail Total			454,149
Specialty Retail — 4.8%
	Advance Auto Parts, Inc.	6,660	264,136
	GameStop Corp., Class A (a)	4,520	154,629
	Guess ?, Inc.	4,150	144,378
	Ross Stores, Inc.	6,340	233,375
	Sherwin-Williams Co.	4,010	229,212
	Tiffany & Co.	4,130	146,698

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	TJX Companies, Inc.	12,460	380,279
	Urban Outfitters, Inc. (a)	10,960	349,295
Specialty Retail Total			1,902,002
Textiles, Apparel & Luxury Goods — 2.0%
	Deckers Outdoor Corp. (a)	2,880	299,751
	Phillips-Van Heusen Corp.	5,530	209,642
	Polo Ralph Lauren Corp.	3,980	265,227
Textiles, Apparel & Luxury Goods Total			774,620
CONSUMER DISCRETIONARY TOTAL			7,100,941
CONSUMER STAPLES — 4.6%
Food & Staples Retailing — 1.4%
	BJ’s Wholesale Club, Inc.	6,160	239,378
	Kroger Co.	11,470	315,195
Food & Staples Retailing Total			554,573
Food Products — 0.6%
	H.J. Heinz Co.	4,420	220,867
Food Products Total			220,867
Household Products — 0.5%
	Clorox Co.	3,410	213,773
Household Products Total			213,773
Personal Products — 1.4%
	Avon Products, Inc.	12,980	539,579
Personal Products Total			539,579
Tobacco — 0.7%
	Lorillard, Inc. (a)	4,010	285,312
Tobacco Total			285,312
CONSUMER STAPLES TOTAL			1,814,104
ENERGY — 10.9%
Energy Equipment & Services — 4.6%
	Cameron International Corp. (a)	7,750	298,685
	Core Laboratories N.V. (a)	1,950	197,574
	Diamond Offshore Drilling, Inc.	4,610	475,107
	FMC Technologies, Inc. (a)	5,730	266,731
	National-Oilwell Varco, Inc. (a)	2,950	148,178
	Noble Corp.	8,920	391,588
Energy Equipment & Services Total			1,777,863

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 6.3%
	Alpha Natural Resources, Inc.	5,720	294,180
	Concho Resources, Inc. (a)	6,238	172,231
	CONSOL Energy, Inc.	4,490	206,046
	Continental Resources, Inc. (a)	8,112	318,234
	Denbury Resources, Inc. (a)	18,170	345,957
	Frontier Oil Corp.	10,340	190,463
	PetroHawk Energy Corp. (a)	10,900	235,767
	Range Resources Corp.	4,150	177,910
	Southwestern Energy Co. (a)	12,330	376,558
	Ultra Petroleum Corp. (a)	2,770	153,292
Oil, Gas & Consumable Fuels Total			2,470,638
ENERGY TOTAL			4,248,501
FINANCIALS — 7.8%
Capital Markets — 4.3%
	Invesco Ltd.	12,960	271,901
	Janus Capital Group, Inc.	8,050	195,454
	Jefferies Group, Inc.	9,230	206,752
	Northern Trust Corp.	3,510	253,422
	T. Rowe Price Group, Inc.	6,810	365,765
	Waddell & Reed Financial, Inc., Class A	14,910	369,023
Capital Markets Total			1,662,317
Commercial Banks — 0.4%
	TCF Financial Corp.	9,489	170,802
Commercial Banks Total			170,802
Consumer Finance — 0.5%
	SLM Corp.	14,630	180,534
Consumer Finance Total			180,534
Diversified Financial Services — 1.2%
	CME Group, Inc.	780	289,778
	IntercontinentalExchange, Inc. (a)	2,140	172,655
Diversified Financial Services Total			462,433
Insurance — 0.4%
	ACE Ltd.	2,960	160,225
Insurance Total			160,225

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 1.0%
	Macerich Co.	3,060	194,769
	Plum Creek Timber Co., Inc.	4,240	211,406
Real Estate Investment Trusts (REITs) Total			406,175
FINANCIALS TOTAL			3,042,486
HEALTH CARE — 14.7%
Biotechnology — 1.8%
	Alexion Pharmaceuticals, Inc. (a)	6,030	236,979
	Celgene Corp. (a)	5,010	317,033
	Genzyme Corp.	2,170	175,531
Biotechnology Total			729,543
Health Care Equipment & Supplies — 3.3%
	Hologic, Inc. (a)	17,230	333,056
	Intuitive Surgical, Inc. (a)	1,831	441,234
	Mindray Medical International Ltd., ADR	7,240	244,205
	Varian Medical Systems, Inc. (a)	4,970	283,936
Health Care Equipment & Supplies Total			1,302,431
Health Care Providers & Services — 3.8%
	Express Scripts, Inc. (a)	6,620	488,688
	Laboratory Corp. of America Holdings (a)	5,140	357,230
	McKesson Corp.	4,590	246,988
	Medco Health Solutions, Inc. (a)	4,870	219,150
	Pediatrix Medical Group, Inc. (a)	3,090	166,613
Health Care Providers & Services Total			1,478,669
Life Sciences Tools & Services — 4.4%
	Charles River Laboratories International, Inc. (a)	8,060	447,572
	Covance, Inc. (a)	4,990	441,166
	Illumina, Inc. (a)	4,430	179,548
	Pharmaceutical Product Development, Inc.	5,380	222,463
	Thermo Fisher Scientific, Inc. (a)	3,440	189,200
	Waters Corp. (a)	4,140	240,865
Life Sciences Tools & Services Total			1,720,814

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.4%
	Allergan, Inc.	6,060	312,090
	Perrigo Co.	5,800	223,068
Pharmaceuticals Total			535,158
HEALTH CARE TOTAL			5,766,615
INDUSTRIALS — 16.5%
Aerospace & Defense — 1.8%
	Goodrich Corp.	7,210	299,936
	Precision Castparts Corp.	5,204	409,971
Aerospace & Defense Total			709,907
Air Freight & Logistics — 0.6%
	C.H. Robinson Worldwide, Inc.	4,780	243,589
Air Freight & Logistics Total			243,589
Commercial Services & Supplies — 2.5%
	Iron Mountain, Inc.	6,390	155,980
	Pitney Bowes, Inc.	4,969	165,269
	Stericycle, Inc. (a)	7,110	418,850
	Waste Connections, Inc.	6,401	219,554
Commercial Services & Supplies Total			959,653
Construction & Engineering — 1.0%
	Foster Wheeler Ltd. (a)	6,240	225,327
	Jacobs Engineering Group, Inc.	2,690	146,094
Construction & Engineering Total			371,421
Electrical Equipment — 2.9%
	AMETEK, Inc.	6,030	245,843
	First Solar, Inc. (a)	1,170	221,025
	General Cable Corp. (a)	4,550	162,116
	Roper Industries, Inc.	5,310	302,458
	SunPower Corp., Class A (a)	3,010	213,499
Electrical Equipment Total			1,144,941
Industrial Conglomerates — 2.0%
	McDermott International, Inc. (a)	21,000	536,550
	Textron, Inc.	7,500	219,600
Industrial Conglomerates Total			756,150
Machinery — 3.9%
	Bucyrus International, Inc.	4,040	180,507
	Cummins, Inc.	8,470	370,308
	Flowserve Corp.	2,760	245,005
	ITT Corp.	4,560	253,582
	Joy Global, Inc.	3,718	167,831

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Manitowoc Co., Inc.	6,520	101,386
	Parker Hannifin Corp.	3,940	208,820
Machinery Total			1,527,439
Professional Services — 1.0%
	Dun & Bradstreet Corp.	2,100	198,156
	Robert Half International, Inc.	7,140	176,715
PROFESSIONAL SERVICES TOTALS			374,871
Road & Rail — 0.9%
	Landstar System, Inc.	8,020	353,361
Road & Rail Total			353,361
INDUSTRIALS TOTAL			6,441,332
INFORMATION TECHNOLOGY — 16.8%
Communications Equipment — 1.6%
	Harris Corp.	7,970	368,214
	Juniper Networks, Inc.	7,180	151,283
	Research In Motion Ltd. (a)	1,530	104,499
Communications Equipment Total			623,996
Computers & Peripherals — 1.1%
	NetApp, Inc.	10,910	198,889
	Seagate Technology	18,700	226,644
Computers & Peripherals Total			425,533
Electronic Equipment, Instruments & Components — 0.9%
	Itron, Inc.	2,190	193,881
	Trimble Navigation Ltd.	5,900	152,574
Electronic Equipment, Instruments & Components Total			346,455
Internet Software & Services — 1.3%
	Equinix, Inc. (a)	4,349	302,081
	VeriSign, Inc. (a)	8,300	216,464
Internet Software & Services Total			518,545
IT Services — 3.5%
	Alliance Data Systems Corp. (a),	4,880	309,295
	Cognizant Technology Solutions Corp., Class A (a)	11,480	262,088
	Fiserv, Inc. (a)	4,980	235,654
	Global Payments, Inc.	4,540	203,664
	MasterCard, Inc., Class A	870	154,277
	Paychex, Inc.	6,510	215,025
IT Services Total			1,380,003

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 3.3%
	Analog Devices, Inc.	11,200	295,120
	ASML Holding N.V., N.Y. Registered Shares	11,080	195,119
	Broadcom Corp., Class A (a),	8,460	157,610
	Marvell Technology Group Ltd. (a)	12,780	118,854
	MEMC Electronic Materials, Inc. (a)	12,810	362,010
	Microchip Technology, Inc.	5,390	158,628
Semiconductors & Semiconductor Equipment Total			1,287,341
Software — 5.1%
	Activision Blizzard, Inc.	24,030	370,783
	Ansys, Inc.	2,060	78,012
	Autodesk, Inc. (a)	8,490	284,839
	Citrix Systems, Inc. (a)	6,639	167,701
	FactSet Research Systems, Inc.	4,150	216,838
	McAfee, Inc. (a)	5,850	198,666
	Salesforce.com, Inc. (a)	7,890	381,876
	UBISOFT Entertainment (a)	4,090	283,727
Software Total			1,982,442
INFORMATION TECHNOLOGY TOTAL			6,564,315
MATERIALS — 4.5%
Chemicals — 3.4%
	Agrium, Inc.	3,290	184,503
	Ecolab, Inc.	5,100	247,452
	Intrepid Potash, Inc. (a)	4,037	121,675
	Monsanto Co.	2,180	215,777
	Potash Corp. of Saskatchewan, Inc.	4,220	557,082
Chemicals Total			1,326,489
Metals & Mining — 1.1%
	Agnico-Eagle Mines Ltd.	4,020	221,381
	AK Steel Holding Corp.	3,230	83,722
	Freeport-McMoRan Copper & Gold, Inc.	2,595	147,526
Metals & Mining Total			452,629
MATERIALS TOTAL			1,779,118

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — 2.0%
Wireless Telecommunication Services — 2.0%
	American Tower Corp., Class A (a)	13,350	480,199
	Crown Castle International Corp. (a)	10,640	308,241
Wireless Telecommunication Services Total			788,440
TELECOMMUNICATION SERVICES TOTAL			788,440
UTILITIES — 2.1%
Electric Utilities — 1.4%
	ITC Holdings Corp.	4,359	225,666
	PPL Corp.	8,950	331,329
Electric Utilities Total			556,995
Gas Utilities — 0.7%
	Questar Corp.	6,870	281,120
Gas Utilities Total			281,120
UTILITIES TOTAL			838,115

	Total Common Stocks (cost of $39,048,234)		38,383,967

Purchased Put Options — 0.1%
	Agnico Eagle Mines Ltd. October Put Strike Price: $60.00 Expire: 10/18/08	4,000	24,800
Total Purchased Put Option (cost of $17,720)			24,800

		Par ($)
Short-Term Obligation — 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 01/29/13, market value $556,532 (repurchase proceeds $544,021)	544,000	544,000

	Total Short-Term Obligation (cost of $544,000)		544,000

8

Total Investments — 99.5% (cost of $39,609,954)(b)(c)	$38,952,767

Other Assets & Liabilities, Net — 0.5%	181,959

Net Assets — 100.0%	$39,134,726

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of  the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$38,125,040	$8,000
	Level 2 – Other Significant Observable Inputs	827,727	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$38,952,767	$8,000

*Other financial instruments consist of written option contracts which are not included in the investment portfolio.

(a)	Non-income producing security
(b)	Cost for federal income tax purposes is $39,609,954.
(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

9

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,658,141	$(4,315,328)	$(657,187)

At September 30, 2008, the Fund held the following written call option contracts:

	Strike	Number of	Expiration
Name of Issuer	Price	Contracts	Date	Premium	Value
Agnico Eagle Mines Ltd	$75	40	11/22/2008	$11,280	$8,000
Total written call options (proceeds $11,280)

For the nine months ended September 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	$—
Options written	113	26,414
Options terminated in closing purchase transactions	(73)	(15,134)
Options exercised	—	—
Options expired	—	—
Options outstanding at September 30, 2008	40	$11,280

Acronym	Name

ADR	American Depositary Receipt

10

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	November 26, 2008